Label	Element	Value
Needham Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001002537_SupplementTextBlock
Needham Growth Fund

Retail Class NEEGX

Supplement dated February 3, 2017 to the Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) for The Needham Funds, Inc. (the “Company”), dated May 1, 2016.

PROSPECTUS

Summary Section - Needham Growth Fund (the “Growth Fund”)

Risk/Return [Heading]	rr_RiskReturnHeading	Needham Growth Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table located under the heading “Fees and Expenses of the Growth Fund” on page 1 is replaced with the following table:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The paragraph under the heading “Principal Investment Strategies” on page 2 is replaced with the following:

Under normal conditions, the Growth Fund invests at least 65% of its total assets in the equity securities (principally, common stock) of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Growth Fund may, but is not required to, invest in the securities of companies of any market capitalization and from a variety of industries included in the technology, healthcare, energy and industrials, specialty retailing, media/leisure/cable/entertainment and business and consumer services sectors. These are some of the sectors within the economy which the Adviser believes will have significant long-term growth rates and often include the stocks of rapidly growing companies with a variety of market capitalizations. Although the Growth Fund’s investments have typically been most heavily weighted in the information technology and healthcare sectors, the allocation of the Growth Fund’s assets among the various sectors may change at any time. The Growth Fund may engage in short sales.  The Growth Fund may make a profit or loss depending upon whether the market price of the security sold short decreases or increases between the date of the short sale and the date on which the Growth Fund replaces the borrowed security.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Under the heading “Principal Investment Risks” on page 2, the third and fourth sentences of Stock Investing and Market Risks are now in a separate risk factor titled Growth Investing Risks.

The following risk factor is added under the heading “Principal Investment Risks” on page 2:

Market Capitalization Risks. To the extent the Growth Fund emphasizes stocks of small, mid or large cap companies, it will assume the associated risks. At any given time, any of these market capitalizations may be out of favor with investors. Larger companies may be less responsive to changes and opportunities affecting their business than are small and mid cap companies, though small and mid cap companies tend to have less established operating histories, less predictable earnings and revenues (some companies may be experiencing significant losses), and more volatile share prices than those of larger companies.

Needham Growth Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Short Positions and Interest Expense	rr_Component2OtherExpensesOverAssets	0.23%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.32%
Total Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%